Shareholder Report, Average Annual Return (Details) 191639_DoubleLine Emerging Markets Local Currency Bond Fund_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	13.16%	2.57%	1.32%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%	(1.46%)	(0.29%)
J.P. Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	11.76%	2.06%	1.53%